Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 665	$ 260
Leasehold improvement in Hong Kong		73
Commitments	$ 260	$ 738